Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Assets:
Short-term investments	¥ 4,000
Available-for-sale investments	59,624	¥ 58,465
Equity securities with readily determinable fair values	12	39
Total assets	63,636	58,504
Liabilities:
Derivative liabilities	5	5,721
Quoted price in active markets for identical assets (Level 1) [Member]
Assets:
Short-term investments
Available-for-sale investments
Equity securities with readily determinable fair values	12	39
Total assets	12	39
Liabilities:
Derivative liabilities
Significant other observable Inputs (Level 2) [Member]
Assets:
Short-term investments	4,000
Available-for-sale investments
Equity securities with readily determinable fair values
Total assets	4,000
Liabilities:
Derivative liabilities
Significant unobservable Inputs (Level 3) [Member]
Assets:
Short-term investments
Available-for-sale investments	59,624	58,465
Equity securities with readily determinable fair values
Total assets	59,624	58,465
Liabilities:
Derivative liabilities	¥ 5	¥ 5,721